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                                               SEC File Nos. 033-86006/811-08850


                                 MAINSTAY FUNDS

                            MAINSTAY ICAP EQUITY FUND
                        MAINSTAY ICAP SELECT EQUITY FUND
                        MAINSTAY ICAP INTERNATIONAL FUND

                 Supplement dated October 4, 2006 ("Supplement") to the Class I Shares Prospectus dated August 31, 2006 ("Prospectus")

     This Supplement updates certain information contained in the above-dated Class I Shares Prospectus for the MainStay ICAP Equity Fund, MainStay ICAP Select Equity Fund and MainStay ICAP International Fund (the "Funds"). You may obtain a copy of the Funds' Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-MAINSTAY (1-800-624-6782), by visiting the Funds' website at www.mainstayfunds.com, or by writing to NYLIFE Distributors LLC, attn: MainStay Marketing Dept.,
169 Lackawanna Avenue, Parsippany, New Jersey 07054.

RECENT CHANGES

Effective on or about October 14, 2006 (the "Conversion Date"), NYLIM Service Company LLC will replace UMB Fund Services, Inc. as the Funds' transfer agent. Accordingly, after the Conversion Date, the Shareholder Guide section in the Prospectus is revised as follows:

1) The last two sentences in the section entitled "Information on Fees" on page 12 are replaced by the following:

The redemption fee does not apply on redemptions effected through a MainStay Investments Systematic Withdrawal/Exchange Plan. Please contact us at 1-800-MAINSTAY (1-800-624-6782) if you have questions as to whether the redemption fee applies to some or all of your shares.

2) The second and third paragraphs in the section entitled Buying, Selling and Exchanging MainStay Shares" on page 13 are replaced by the following:

If you are investing through a financial intermediary firm, the firm will assist you with opening an account. Your financial advisor may place your order by phone. The Funds' transfer agent, NYLIM Service Company LLC ("MainStay Investments"), must receive your completed application and check in GOOD ORDER within three business days.

You buy shares at net asset value ("NAV"). NAV is generally calculated as of the close of regular trading (usually 4 pm Eastern Time) on the New York Stock Exchange (the "Exchange") every day the Exchange is open. When you buy shares, you must pay the NAV next calculated after the Funds receive your order in good order. Alternatively, MainStay Investments has arrangements with certain financial intermediary firms such that purchase orders through these entities are considered received in good order when received by the financial intermediary firm together with the purchase price of the shares ordered. The order will then be priced at a Fund's NAV next computed after acceptance by these entities. Such financial intermediary firms are responsible for timely transmitting the purchase order to the Funds.


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3) On pages 15-21, the sections entitled "How to Contact ICAP," "How to Open an
Account," "How to Buy Shares," "How to Sell Shares," "Medallion Signature Guarantees," "Special Situations," and "Additional Information" are deleted in their entirety and replaced by the following disclosure:

OPENING YOUR ACCOUNT - DIRECT SHAREHOLDERS

                               HOW                                          DETAILS
BY WIRE:         You or your registered                         The wire must include:
                 representative should call                     - name(s) of investor(s);
                 MainStay Investments toll-free                 - your account number; and
                 at 1-800-MAINSTAY                              - Fund Name and Class of shares.
                 (1-800-624-6782) to obtain an                  Your bank may charge a fee for
                 account number and wiring                      the wire transfer.
                 instructions.  Wire the
                 purchase amount to:

                 State Street Bank and Trust Company
                 - ABA #011-0000-28
                 - MainStay Funds (DDA #99029415)
                 - Attn: Custody and Shareholder
                   Services

                 To buy shares the same day, MainStay
                 Investments must receive your wired
                 money by 4 pm Eastern Time.

BY PHONE:        Have your investment                           MainStay Investments must
                 professional call MainStay                     receive your application and
                 Investments toll-free at                       check, payable to MainStay Funds
                 1-800-MAINSTAY (1-800-624-6782)                in good order within three
                 between 8 am and 6 pm Eastern                  business days.  If not, MainStay
                 Time any day the New York Stock                Investments can cancel your
                 Exchange is open. Call before 4                order and hold you liable for
                 pm to buy shares at the current                costs incurred in placing it.
                 day's NAV.
                                                                Be sure to write on your check:
                                                                - name(s) of investor(s);
                                                                - your account number; and
                                                                - Fund name and Class of shares.

BY MAIL:         Return your completed MainStay                 Make your check payable to
                 Funds application with a check                 MainStay Funds.
                 for the amount of your                         - $5,000,000 minimum for
                 investment to:                                   individual investors.
                 MainStay Funds
                 P.O. Box 8401
                 Boston, Massachusetts                          Be sure to write on your check:
                 02266-8401                                     - name(s) of investor(s); and
                                                                - Fund name and Class of shares.
                 Send overnight orders to:
                 Boston Financial Data Services
                 Attn: MainStay Funds
                 30 Dan Road
                 Canton, MA 02021-2809



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BUYING ADDITIONAL SHARES OF THE FUNDS - DIRECT SHAREHOLDERS

                               HOW                                          DETAILS
BY WIRE:         Wire the purchase amount to:                   The wire must include:
                 State Street Bank and Trust                    - name(s) of investor(s);
                 Company                                        - your account number; and
                 - ABA #011-0000-28                             - Fund Name and Class of shares.
                 - MainStay Funds (DDA #99029415)
                 - Attn:  Custody and Shareholder               Your bank may charge a fee for
                   Services                                     the wire transfer.

                 To buy shares the same day, MainStay
                 Investments must receive your wired
                 money by 4 pm Eastern Time.

ELECTRONICALLY:  Call MainStay Investments                      Eligible investors can
                 toll-free at 1-800-MAINSTAY                    purchase shares by using
                 (1-800-624-6782) between 8 am                  electronic debits from a
                 and 6 pm Eastern Time any day                  designated bank account.
                 the New York Stock Exchange is
                 open to make an ACH purchase;                  The maximum ACH purchase
                 call before 4 pm to buy shares                 amount is $100,000.
                 at the current day's NAV; or
                 visit us at: www.mainstayfunds.com

BY MAIL:         Return your completed MainStay                 Make your check payable to
                 Funds application with a check                 MainStay Funds.
                 for the amount of your
                 investment to:
                 MainStay Funds
                 P.O. Box 8401                                  Be sure to write on your check:
                 Boston, Massachusetts 02266-8401               - name(s) of investor(s); and
                                                                - Fund name and Class of shares.
                 Send overnight orders to:
                 MainStay Funds
                 c/o Boston Financial Data Services
                 66 Brooks Drive
                 Braintree, Massachusetts 02184



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SELLING SHARES - DIRECT SHAREHOLDERS

                               HOW                                          DETAILS
BY CONTACTING YOUR FINANCIAL ADVISOR:                           - You may sell (redeem) your shares
                                                                through your financial advisor or by
                                                                any of the methods described below.

BY PHONE:        TO RECEIVE PROCEEDS BY CHECK:                  - MainStay Investments will only send
                 Call MainStay Investments                        checks to the account owner at the
                 toll-free at 1-800-MAINSTAY                      owner's address of record and generally
                 (1-800-624-6782) between 8 am                    will not send checks to addresses on
                 and 6 pm Eastern Time any day                    record for 30 days or less.
                 the New York Stock Exchange                    - The maximum order MainStay
                 is open.  Call before 4 pm                       Investments can process by phone is
                 Eastern Time to sell shares                      $100,000.
                 at the current day's NAV.

                 TO RECEIVE PROCEEDS BY WIRE:                   - Generally, after receiving your sell
                 Call MainStay Investments                        order by phone, MainStay Investments
                 toll-free at 1-800-MAINSTAY                      will send the proceeds by bank wire to
                 (1-800-624-6782) between 8 am                    your designated bank account the next
                 and 6 pm Eastern Time any day                    business day, although it may take up
                 the New York Stock Exchange                      to seven days to do so. Your bank may
                 is open.  Eligible investors                     charge you a fee to receive the wire
                 may sell shares and have                         transfer.
                 proceeds electronically                        - MainStay Investments must have your
                 credited to a designated bank                    bank account information on file.
                 account.                                       - There is an $11 fee for wire
                                                                  redemptions.
                 TO RECEIVE PROCEEDS                            - The minimum wire transfer amount is
                 ELECTRONICALLY BY ACH:  Call                     $1,000.
                 MainStay Investments toll-free
                 at 1-800-MAINSTAY                              - MainStay Investments must have your
                 (1-800-624-6782) between 8 am                    bank account information on file.
                 and 6 pm Eastern Time any day                  - Proceeds may take 2-3 days to reach
                 banks and the New York Stock                     your bank account.
                 Exchange are open; or visit us                 - There is no fee from MainStay
                 at: www.mainstayfunds.com                        Investments for this transaction.
                                                                - The maximum ACH transfer amount is
                                                                  $100,000.

BY MAIL:         Address your order to:                         Write a letter of instruction
                 MainStay Funds                                 that includes:
                 P.O. Box 8401                                  - your name(s) and signature(s);
                 Boston, Massachusetts                          - your account number;
                 02266-8401                                     - Fund name and Class of
                 Send overnight orders to:                        shares; and
                 Boston Financial Data Services                 - dollar or share amount you
                 Attn: MainStay Funds                             want to sell.
                 30 Dan Road
                 Canton, MA 02021-2809                          Obtain a MEDALLION SIGNATURE GUARANTEE
                                                                or other documentation, as required.

                                                                There is a $15 fee for checks mailed
                                                                to you via overnight service.


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GENERAL POLICIES

      Buying Shares
      - All investments must be in U.S. dollars with funds drawn on a U.S. bank. We will not accept any payment in the following forms: travelers checks, money orders, credit card convenience checks, cash or starter checks.

      - MainStay Investments does not accept third-party checks, and it reserves the right to limit the number of checks processed at one time.

      - If your investment check or ACH purchase does not clear, your order will be canceled and your account will be responsible for any losses or fees a Fund incurs as a result. Your account will be charged a $20 fee for each returned check or ACH purchase. In addition, a Fund may also redeem shares to cover any losses it incurs as a result. If an AutoInvest payment is returned unpaid for two consecutive periods, the privilege will be suspended until you notify us to reinstate it.

      - A Fund may, in its discretion, reject any order for the purchase of shares.

      -     To limit the Funds' expenses, we do not issue share certificates.

      Selling Shares
      - Your shares will be sold at the next NAV calculated after MainStay Investments receives your request in good order. MainStay Investments will make the payment within seven days after receiving your request in good order.

      - If you buy shares by check or by ACH purchase and quickly decide to sell them, the Fund may withhold payment for 10 days from the date the check or ACH purchase order is received.

      - When you sell Class I shares of the ICAP International Fund within one month of purchase, the Fund will impose a redemption fee of 2.00% on the total redemption amount (calculated at market value), except as otherwise provided herein.

      - There will be no redemption during any period in which the right of redemption is suspended or date of payment is postponed because the New York Stock Exchange is closed or trading on the Exchange is restricted or the SEC deems an emergency to exist.

      - Unless you decline telephone privileges on your application, you may be responsible for any fraudulent telephone order as long as MainStay Investments takes reasonable measures to verify the order.

      - Reinvestment won't relieve you of any tax consequences on gains realized from a sale. The deductions or losses, however, may be denied.

      - MainStay Investments requires a written order to sell shares if an account has submitted a change of address during the previous 30 days.

      - MainStay Investments requires a written order to sell shares and a Medallion Signature Guarantee if:

            - MainStay Investments does not have on file required bank information to wire funds;

            -     the proceeds from the sale will exceed $100,000;

            - the proceeds of the sale are to be sent to an address other than the address of record; or

            - the proceeds are to be payable to someone other than the account holder(s).

      - In the interests of all shareholders, the Funds reserve the right to:

            - change or discontinue their exchange privileges upon notice to shareholders, or temporarily suspend this privilege without notice under extraordinary circumstances;

            - change or discontinue the systematic withdrawal plan upon notice to shareholders; and/or

            -     change the minimum investment amounts.

When you buy and sell shares directly from the Fund, you will receive confirmation statements that describe your transaction. You should review the information in the confirmation statements carefully. If you notice an error, you should call MainStay Investments immediately. If you fail to notify MainStay Investments within one year of the transaction, you may be required to bear the costs of correction.


Additional Information
The policies and fees described in this Prospectus govern transactions with the MainStay Funds. If you invest through a third party - e.g., a bank, broker, 401(k), financial advisor or financial supermarket - there may be transaction fees for, and you may be subject to, different investment minimums or limitations on buying or selling shares. Accordingly, the net yield to investors who purchase through financial intermediaries may be less than the net yield earned by investors who invest in a Fund directly. Consult a representative of your plan or financial institution if in doubt.

From time to time, any of the Funds may close and reopen to new investors or new share purchases at its discretion. Due to the nature of their portfolio investments, certain Funds may be more likely to close and reopen than others. If a Fund is closed, either to new investors or new share purchases, and you redeem your total investment in the Fund, your account will be closed and you will not be able to make any additional investments in the Fund. If a Fund is closed to new investors, you may not exchange shares from other MainStay Funds for shares of that Fund unless you are already a shareholder of such Fund.


CONVENIENT, YES . . . BUT NOT RISK-FREE. Telephone redemption privileges are convenient, but you give up some security. When you sign the application to buy shares, you agree that MainStay Funds will not be liable for following phone instructions that they reasonably believe are genuine. When using MainStay's Audio Response System or the internet, you bear the risk of any loss from your errors unless the Funds or MainStay Investments fail to use established safeguards for your protection. These safeguards are among those currently in place at the MainStay Funds:

      -     all phone calls with service representatives are tape recorded; and

      - written confirmation of every transaction is sent to your address of record.

The Funds and MainStay Investments reserve the right to shut down the MainStay Audio Response System or the system might shut itself down due to technical problems.

Medallion Signature Guarantees
A Medallion Signature Guarantee helps protect against fraud. To protect your account, each Fund and MainStay Investments from fraud, Medallion Signature Guarantees are required to enable MainStay Investments to verify the identity of the person who has authorized redemption proceeds to be sent to a third party or a bank not previously established on the account. Medallion Signature Guarantees are also required for redemptions of $100,000 or more from an account, and for share transfer requests. Medallion Signature Guarantees must be obtained from certain eligible financial institutions that are participants in the Securities Transfer Association Medallion Program (STAMP), the Stock Exchange Medallion Program (SEMP), or the New York Stock Exchange Medallion Signature Program
(MSP). Eligible guarantor institutions provide Medallion Signature Guarantees that are covered by surety bonds in various amounts. It is your responsibility to ensure that the Medallion Signature Guarantee that you acquire is sufficient to cover the total value of your transaction(s). If the surety bond amount is not sufficient to cover the requested transaction(s), the Medallion Signature Guarantee will be rejected. Signature guarantees that are not a part of these programs will not be accepted. Please note that a notary public stamp or seal is not acceptable. Shareholders may contact MainStay Investments toll-free at 1-800-MAINSTAY (1-800-624-6782) for further details.

Investing for Retirement
You can purchase shares of any of the MainStay Funds offered by this Prospectus for retirement plans providing tax-deferred investments for individuals and institutions. You can use MainStay Funds in established plans or the Distributor may provide the required plan documents for selected plans. A plan document must be adopted for a plan to be in existence.

Custodial services are available for IRA, Roth IRA and Coverdell Education Savings Accounts (CESA) (previously named Education IRA) as well as SEP and SIMPLE IRA plans and for 403(b)(7) TSA Custodial Accounts. Plan administration is also available for select qualified retirement plans. An investor should consult with his or her tax adviser before establishing any tax-deferred retirement plan.

PURCHASES IN KIND
You may purchase shares of a Fund by transferring securities to a Fund in exchange for Fund shares ("in kind" purchase). In kind purchases may be made only upon ICAP's approval and determination that the securities are acceptable investments for the Fund, are purchased consistent with the in kind procedures and that they have a value that is readily ascertainable in accordance with the Fund's valuation policies and procedures. Securities accepted by a Fund in an in kind purchase will be valued at market value.


REDEMPTIONS IN KIND
The Funds reserve the right to pay certain large redemptions, either totally or partially, by a distribution-in-kind of securities (instead of cash) from the applicable Fund's portfolio, in accordance with the 1940 Act and rules and interpretations of the SEC thereunder.

SHAREHOLDER SERVICES

Automatic Services

Buying or selling shares automatically is easy with the services described below. You select your schedule and amount, subject to certain restrictions. You can set up most of these services on your application, by accessing your shareholder account on the internet at www.mainstayfunds.com, contacting your financial advisor for instructions, or by calling MainStay Investments toll-free at 1-800-MAINSTAY (1-800-624-6782) for a form.



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Systematic Investing - Individual Shareholders Only.
MainStay Funds offer three automatic investment plans:

      1.    AutoInvest

      If you obtain authorization from your bank, you can automatically debit your designated bank account to:

      -     make regularly scheduled investments; and/or
      -     purchase shares whenever you choose.

      2.    Dividend reinvestment

      Automatically reinvest dividends and distributions from one MainStay Fund into the same Fund or the same Class of any other MainStay Fund.

      3.    Payroll deductions

      If your employer offers this option, you can make automatic investments through payroll deduction.

Systematic Withdrawal Plan - Individual Shareholders Only.
Withdrawals must be at least $100. You must have at least $10,000 in your account at the time of the initial request and shares must not be in certificate form. The Funds will not knowingly permit systematic withdrawals if, at the same time, you are making periodic investments.

4) The third paragraph in the section entitled "Exchanging Shares Among Funds" on page 21 is replaced by the following:

Before making an exchange request, read the prospectus of the fund you wish to purchase by exchange. You can obtain a prospectus for any fund by contacting your broker, financial advisor or other financial institution by calling the Funds at 1-800-MAINSTAY (1-800-624-6782).

5) The third paragraph under the section entitled "Excessive Purchases and Redemptions or Exchanges" on page 22 is replaced by the following:

The Funds, through MainStay Investments and the Distributor, maintain surveillance procedures to detect excessive or short-term trading in Fund shares. As part of this surveillance process, the Funds examine transactions in Fund shares that exceed certain monetary thresholds or numerical limits within a specified period of time. The Funds also may consider the history of trading activity in all accounts known to be under common ownership, control, or influence. To the extent identified under these surveillance procedures, a Fund will place a "block" on any account if, during any 60-day period, there is (1) a purchase or exchange into the account following a redemption or exchange from such account or (2) a redemption or exchange from the account following a purchase or exchange into such account. An account that is blocked will not be permitted to place future purchase or exchange requests for an additional 60 day period in that Fund. The Funds may modify their surveillance procedures and criteria from time to time without prior notice, as necessary or appropriate to improve the detection of excessive or short-term trading or to address specific circumstances. Routine allocation and rebalancing activities made by certain asset allocation programs, funds-of-funds, or other collective investment strategies may not be subject to the surveillance procedures if the managers of such strategies represent to the satisfaction of the Funds' Chief Compliance Officer that such investment programs and strategies are consistent with the foregoing (e.g., they either work from an asset allocation model or direct transactions to conform to a model portfolio).

6) In the section entitled "Portfolio Holdings Information" on page 24, the phone number to obtain information is revised to be 1-800-MAINSTAY (1-800-624-6782).



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

7) The third sidebar on page 25 of the prospectus is replaced with the following:

MainStay Investments reserves the right to automatically reinvest dividend distributions of less than $10.00.

8) The third paragraph in the section entitled "Understand the Tax Consequences" on page 25 is replaced by the following:

MainStay Investments will mail your tax report each year by January 31. This report will tell you which dividends and redemption proceeds should be treated as taxable ordinary income, which, if any, as tax-exempt income, and which, if any, as long-term capital gains.


            PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

                                                               MSIC16aIS-10/06

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